Stock Option Plans (Q2) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 Plan $ / shares shares	Jun. 30, 2017 Plan shares	Jun. 30, 2018 Plan $ / shares shares	Jun. 30, 2017 Plan shares	Dec. 31, 2017 Plan $ / shares shares	Dec. 31, 2016 Plan shares	Dec. 31, 2014 shares
Stock option plans [Abstract]
Number of share-based compensation plans | Plan	6	6	6	6	6	6
Stock Option [Member]
Stock option plans [Abstract]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 3.85		$ 3.85		$ 4.53
Stock Option [Member] | Carolina Commerce Bank [Member]
Stock option plans [Abstract]
Conversion rate upon acquisition (in shares)			0.625		0.625
Vested options outstanding (in shares)	76,845		76,845		79,845
Stock Option [Member] | Carolina Commerce Bank [Member] | Minimum [Member]
Stock option plans [Abstract]
Exercise price of vested options (in dollars per share) | $ / shares	$ 2.13		$ 2.13		$ 2.13
Stock Option [Member] | Carolina Commerce Bank [Member] | Maximum [Member]
Stock option plans [Abstract]
Exercise price of vested options (in dollars per share) | $ / shares	$ 10.40		$ 10.40		$ 19.20
Restricted Stock [Member]
Stock option plans [Abstract]
Grants of restricted stock (in shares)	0	0	0	0	0	0
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	201,542		201,542		201,542
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 3.14		$ 3.14		$ 3.14
Option term			10 years		10 years
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2011 [Member]
Stock option plans [Abstract]
Options vesting period			4 years		4 years
2001 Employee Plan and 2001 Director Plan [Member] | Stock Option [Member] | Granted in 2005 [Member]
Stock option plans [Abstract]
Options vesting period			3 years		3 years
2001 Employee Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	100,771		100,771		100,771
2001 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	100,771		100,771		100,771
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	145,916		145,916		145,916
Option term			10 years		10 years
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Minimum [Member]
Stock option plans [Abstract]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 2.13		$ 2.13		$ 2.13
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Maximum [Member]
Stock option plans [Abstract]
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 12.25		$ 12.25		$ 15.80
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Granted in 2005 [Member]
Stock option plans [Abstract]
Options vesting period			3 years		3 years
2005 Employee Plan and 2005 Director Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2015 [Member]
Stock option plans [Abstract]
Options vesting period					4 years
2005 Employee Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	72,389		72,389		72,389
2005 Employee Plan [Member] | Stock Option [Member] | Granted in 2006 Through 2015 [Member]
Stock option plans [Abstract]
Options vesting period			4 years
2005 Employee Plan [Member] | Restricted Stock [Member]
Stock option plans [Abstract]
Grants of restricted stock (in shares)							10,000
2005 Employee Plan [Member] | Restricted Stock [Member] | Granted in 2014 [Member]
Stock option plans [Abstract]
Options vesting period			3 years		3 years
2005 Director Plan [Member] | Stock Option [Member]
Stock option plans [Abstract]
Aggregate number of common shares reserved for options (in shares)	73,527		73,527		73,527